The Company and Significant Accounting Policies:	9 Months Ended
Sep. 30, 2013
The Company and Significant Accounting Policies: [Abstract]
The Company and Significant Accounting Policies:

Note 1.          The Company and Significant Accounting Policies:

The Company. Gold Reserve Inc. (the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A Common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share.

Going Concern. These consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business as they come due.

The Company's current activities include continued development of its working interest in the La Tortuga project, executing it's ICSID arbitration claim against Venezuela (including efforts to reach a settlement) and efforts to sell the remaining Brisas Project related assets. The Company has no revenue producing operations at this time and its working capital deficiency, cash burn rate and debt maturity schedule require that the Company seek additional sources of funding to ensure the Company's ability to continue its activities in the normal course.

As of September 30, 2013, the Company had financial resources comprised of cash and marketable securities totaling approximately $7.2 million and Brisas Project related equipment held for disposal with an estimated fair value of approximately $19 million (See Note 7 to the consolidated financial statements). The Company's short-term financial obligations included convertible notes of $25.3 million which mature in June 2014 (See Note 11 to the consolidated financial statements) and accounts payable and accrued expenses due in the normal course of approximately $1.6 million.

In the third quarter of 2013, the Company closed a private placement for gross proceeds totaling $5,250,000. The private placement consisted of 1,750,000 units comprised of one Class A common share and one-half of one Class A common share purchase warrant, with each whole warrant exercisable by the holder for a period of 2 years after its issuance to acquire one Class A common share at a price of $4.00 per share.

To address its longer-term funding requirements, primarily the convertible notes due in June 2014, the Company is continuing its efforts to dispose of the remaining Brisas Project related assets, pursue a timely and successful completion of the arbitration claim before ICSID including a possible settlement between the parties and initiate other debt and equity funding alternatives as may be available.

The Company's efforts to address its longer-term funding requirements may be adversely impacted by financial market conditions, industry conditions, regulatory approvals or other unknown or unpredictable conditions and, as a result, there can be no assurance that additional funding will be available or, if available, offered on acceptable terms.  In view of these uncertainties there is substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not reflect potentially material adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations.

Principles of Consolidation. These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists. Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Development Stage Enterprise. As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas Project and management considers January 1, 2010 a new inception date of the continued development of the Company's business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents. The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs. Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment. Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment, originally purchased for the Brisas Project, which has been adjusted to an estimated net realizable value of $19 million and is not being depreciated. The realizable value of this equipment may be different than management's current estimate. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Impairment of Long Lived Assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency. The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation. The Company maintains the 2012 Equity Incentive Plan (the "2012 Plan") which provides for the grant of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock previously issued as compensation is based on the grant date market value and expensed over the vesting period. The 2012 Plan does not provide for the issuance of restricted stock. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted under the retention plan to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Income Taxes. The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Net Loss Per Share. Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes. Convertible notes are classified as a liability and were initially recorded at their estimated fair value, net of issuance costs. The notes are accreted to their face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss. Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities. The Company presents comprehensive loss and its components in the consolidated statements of comprehensive loss.

Financial Instruments.  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable and convertible notes are recorded at amortized cost. The fair value of accounts payable and convertible notes may be less than the carrying value as a result of the Company's credit and liquidity risk.

Contingent Value Rights.  Contingent value rights ("CVR") are obligations arising from the disposition of a portion of the rights to future proceeds of an arbitration award against Venezuela and/or the sale of mining data.

Warrants.  Common share purchase warrants (“Warrants”) issued by the Company entitle the holder to acquire common shares of the company at a specific price within a certain time period. The fair value of warrants issued is calculated using the Black-Scholes model.